Assets Held for Sale - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016
Disclosure Of Assets Held For Sale [Line Items]
Disposition of ownership in connection to issued and outstanding common shares	$ 16,127
Innova Gaming Group Inc
Disclosure Of Assets Held For Sale [Line Items]
Ownership percentage in associates			40.00%
Disposition of ownership in connection to issued and outstanding common shares	$ 16,100	$ 20.5